TRADE AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2020
Trade and other payables [abstract]
TRADE AND OTHER PAYABLES
22	TRADE AND OTHER PAYABLES

	2020	2019
	US$’000	US$’000

Trade payables	9,049	7,776
Accrued expenses	17,124	19,682
Others	1,397	1,588
Less: included in liabilities of a disposal group held for sale (Note 40) (i)	(17)	(498)
	27,553	28,548
Non-current trade and other payables	(198)	(221)
Current trade and other payables	27,355	28,327

(i)

For 2020, the amount represents only the assets relating to Training school that has been classified as held for sale in 2020. Amounts relating to Unicorn Tankers division disclosed as asset held for sale in 2019 and 2020 are included in Note 40.

Trade and other payables are recognised at amortised cost and their carrying value approximates fair value. Charter hire is paid in advance in terms of the charter contracts. The remaining payment terms are predominately 30 days.

The Group’s trade and other payables are predominantly non-interest bearing and unsecured.